Employee Benefits - Summary of Share Options of Each Plan (Detail)	6 Months Ended			12 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2022 Options	Jun. 30, 2022 Units	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	8,838,015	8,880,029	8,880,029
Granted	3,793,920			11,145	15,562	5,402
Exercised	(798,982)
Cancelled	(43,860)
Outstanding	11,789,093			8,838,015
ESOP [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,584,192		1,626,206
Granted	0			0	8,332	0
Exercised	(145,238)
Cancelled	0
Outstanding	1,438,954			1,584,192
MSOP [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	7,253,823		7,253,823
Granted	0			11,145	7,230	5,402
Exercised	(653,744)
Cancelled	(16,905)
Outstanding	6,583,174			7,253,823
Founders [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	0
Granted	1,033,609
Exercised	0
Cancelled	0
Outstanding	1,033,609			0
RSU Employees [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	0
Granted	1,260,311
Exercised	0
Cancelled	(26,955)
Outstanding	1,233,356			0
RSU Management [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	0
Granted	1,500,000
Exercised	0
Cancelled	0
Outstanding	1,500,000			0